                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund

The S&P 500 Equity Index Fund ("S&P 500 Fund") returned 7.05% in the second quarter of 1999, continuing to provide strong returns. The technology sector continued to dominate the Index returning nearly 25% at June 30, 1999. The leading contributors to the Index return were Microsoft, Cisco Systems, Inc., and International Business Machines. Interestingly, although the market showed more breadth in returns during the second quarter, the 10 leading stocks still accounted for over 40% of the S&P 500's gains for the first half of the year.

The top ten holdings* as of June 30, 1999 are as follows for the Fund:

     Microsoft                                    4.1%
     General Electric Co.                         3.3%
     International Business Machines              2.1%
     Wal-Mart Stores                              1.9%
     Cisco Systems, Inc.                          1.8%
     Lucent Technologies Inc.                     1.8%
     Intel Corp.                                  1.8%
     Exxon Corporation                            1.7%
     AT&T                                         1.6%
     Merck & Co., Inc.                            1.6%

* As a percentage of total Fund holdings.

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                   Market
 Shares                                                            Value
 ------                                                            -----

        COMMON STOCKS - 99.02%
        Advertising - 0.30%
   100  Interpublic Group of Companies, Inc.                     $    8,663
   100  Omnicom Group, Inc.                                           8,000
                                                                 -----------
                                                                     16,663
                                                                 -----------
        Aerospace - 1.40%
   300  AlliedSignal, Inc.                                           18,900
   500  Boeing Co.                                                   22,094
    50  General Dynamics Corp.                                        3,425
   200  Lockheed Martin Corp.                                         7,450
    50  Northrop Grumman Corp.                                        3,316
   100  Textron, Inc.                                                 8,231
   200  United Technologies Corp.                                    14,337
                                                                 -----------
                                                                     77,753
                                                                 -----------

        Airlines - 0.42%
   100  AMR Corp. **                                                  6,825
   100  Delta Air Lines, Inc.                                         5,763
   200  Southwest Airlines Co.                                        6,225
   100  US Airways Group, Inc. **                                     4,356
                                                                 -----------
                                                                     23,169
                                                                 -----------
        Apparel, Textiles, Shoes - 0.30%
   200  NIKE, Inc., Class B                                          12,662
   100  V.F. Corp.                                                    4,275
                                                                 -----------
                                                                     16,937
                                                                 -----------
        Automobiles - 0.96%
   600  Ford Motor Co.                                               33,862
   300  General Motors Corp.                                         19,800
                                                                 -----------
                                                                     53,662
                                                                 -----------
        Automobile Parts & Equipment - 0.43%
   100  AutoZone, Inc. **                                             3,012
   100  Dana Corp.                                                    4,606
   209  Delphi Automotive Systems Corp.                               3,880
   100  Genuine Parts Co.                                             3,500
    50  Johnson Controls, Inc.                                        3,466
   100  TRW, Inc.                                                     5,487
                                                                 -----------
                                                                     23,951
                                                                 -----------
        Banks - 9.02%
   200  BankBoston Corp.                                             10,225
   800  Bank of America Corp.                                        58,650
   400  Bank of New York Co., Inc.                                   14,675
   600  Bank One Corp.                                               35,737
   100  BB&T Corp.                                                    3,669
   400  Chase Manhattan Corp.                                        34,650
 1,650  Citigroup, Inc.                                              78,375
   100  Comerica, Inc.                                                5,944
   100  Fifth Third Bancorp.                                          6,656
   300  Firstar Corp.                                                 8,400
   500  First Union Corp.                                            23,500
   300  Fleet Financial Group, Inc.                                  13,313
   100  Huntington Bancshares, Inc.                                   3,500
   200  KeyCorp                                                       6,425
   400  MBNA Corp.                                                   12,250
   200  Mellon Bank Corp.                                             7,275
   100  Mercantile Bancorp., Inc.                                     5,713

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                   Market
 Shares                                                            Value
 ------                                                            -----

   100  Morgan (J.P.) & Co., Inc.                                    14,050
   300  Morgan Stanley Dean Witter & Co.                             30,750
   200  National City Corp.                                          13,100
    50  Northern Trust Corp.                                          4,850
   200  PNC Bank Corp.                                               11,525
   100  Regions Financial Corp.                                       3,844
   100  Republic New York Corp.                                       6,819
   100  State Street Corp.                                            8,537
   100  Summit Bancorp                                                4,181
   200  SunTrust Banks, Inc.                                         13,887
   100  Union Planters Corp.                                          4,469
   400  U.S. Bancorp                                                 13,600
   100  Wachovia Corp.                                                8,556
   800  Wells Fargo Co.                                              34,200
                                                                 -----------
                                                                    501,325
                                                                 -----------

        Broadcasting - 0.12%
   100  Clear Channel Communications, Inc. **                         6,894
                                                                 -----------

        Building Materials - 0.91%
   700  Home Depot, Inc.                                             45,106
   200  Masco Corp.                                                   5,775
                                                                 -----------
                                                                     50,881
                                                                 -----------

        Business Equipment and Supplies - 3.03%
    50  Avery Dennison Corp.                                          3,019
 1,000  International Business Machines Corp.                       129,250
   100  Pitney Bowes, Inc.                                            6,425
   200  Staples, Inc. **                                              6,187
   400  Xerox Corp.                                                  23,625
                                                                 -----------
                                                                    168,506
                                                                 -----------
        Business Services - 0.34%
   400  Cendant Corp. **                                              8,200
   200  FDX Corp.**                                                  10,850
                                                                 -----------
                                                                     19,050
                                                                 -----------
        Chemicals and Plastics - 2.00%
   100  Air Products & Chemicals, Inc.                                4,025
   100  Dow Chemical Co.                                             12,688
   500  duPont (E.I.) de Nemours & Co.                               34,156
   100  Eastman Chemical Co.                                          5,175
   100  Ecolab, Inc.                                                  4,362
   200  Minnesota Mining & Manufacturing Co.                         17,387
   300  Monsanto Co.                                                 11,831
   100  Praxair, Inc.                                                 4,894
   100  Rockwell International Corp.                                  6,075
   137  Rohm & Haas Co.                                               5,869
   100  Union Carbide Corp.                                           4,875
                                                                 -----------
                                                                    111,337
                                                                 -----------
        Coal - 0.08%
   100  CSX Corp.                                                     4,531
                                                                 -----------

        Communication Equipment - 1.64%
   500  GTE Corp.                                                    37,875

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                                   Market
 Shares                                                            Value
 ------                                                            -----

   300  Motorola, Inc.                                               28,425
   200  Sprint Corp. (PCS Group)                                     11,425
   200  Tellabe, Inc. **                                             13,512
                                                                 -----------
                                                                     91,237
                                                                 -----------

        Computer Hardware, Software or Services - 11.20%
   100  Apple Computer, Inc. **                                       4,631
   300  Automatic Data Processing, Inc.                              13,200
   100  BMC Software, Inc. **                                         5,400
   100  Ceridian Corp. **                                             3,269
 1,400  Cisco Systems, Inc.**                                        90,037
   800  Compaq Computer Corp.                                        18,950
   300  Computer Associates International, Inc.                      16,500
   100  Computer Sciences Corp. **                                    6,919
   200  Compuware Corp. **                                            6,362
 1,200  Dell Computer Corp.**                                        44,400
   200  Electronic Data Systems Corp.                                11,312
   100  Gateway, Inc. **                                              5,900
    50  Honeywell, Inc.                                               5,794
 1,600  Intel Corp.                                                  95,200
 2,400  Microsoft Corp. **                                          216,450
   200  Novell, Inc. **                                               5,300
   750  Oracle Corp.**                                               27,844
   200  Parametric Technology Corp. **                                2,775
   100  Peoplesoft, Inc. **                                           1,725
   100  Seagate Technology, Inc. **                                   2,563
   100  Solectron Corp. **                                            6,669
   400  Sun Microsystems, Inc. **                                    27,550
   100  Unisys Corp. **                                               3,894
                                                                 -----------
                                                                    622,644
                                                                 -----------
        Computer - Semiconductors - 0.66%
   200  Applied Materials, Inc. **                                   14,775
   400  EMC Corp.**                                                  22,000
                                                                 -----------
                                                                     36,775
                                                                 -----------
        Consumer Non-Durables - 3.83%
   100  Corning, Inc.                                                 7,013
 1,600  General Electric Co.                                        180,800
   100  Grainger (W.W.), Inc.                                         5,381
   200  Lowe's Companies, Inc.                                       11,337
   178  Newell Rubbermaid, Inc.                                       8,277
                                                                 -----------
                                                                    212,808
                                                                 -----------

        Consumer Services - 0.25%
   100  Block (H & R), Inc.                                           5,000
   150  Paychex, Inc.                                                 4,781
   200  Service Corp. International                                   3,850
                                                                 -----------
                                                                     13,631
                                                                 -----------
        Consumer Staples - 0.07%
   100  Pioneer Hi-Bred International, Inc.                           3,894
                                                                 -----------

        Containers - 0.17%
   100  Crown Cork & Seal Co., Inc.                                   2,850
   100  Owens-Illinois, Inc. **                                       3,269
    50  Sealed Air Corp. **                                           3,244
                                                                 -----------
                                                                      9,363
                                                                 -----------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)



                                                            Market
Shares                                                      Value
------                                                      -----

        Cosmetics-Toiletry - 0.10%
  100   Avon Products, Inc.                                         5,550
                                                          ---------------

        Diversified - 1.69%
  400   CBS Corp.**                                                17,375
  100   Fortune Brands, Inc.                                        4,138
   50   Loews Corp.                                                 3,956
  200   Raytheon Co., Class B                                      14,075
  375   Tyco International Ltd.                                    35,531
  267   Unilever N.V.                                              18,623
                                                          ---------------
                                                                   93,698
                                                          ---------------

        Electrical Equipment - 1.57%
  100   Cooper Industries, Inc.                                     5,200
  100   FirstEnergy Corp.                                           3,100
  500   Hewlett-Packard Co.                                        50,250
  200   Texas Instruments, Inc.                                    29,000
                                                          ---------------
                                                                   87,550
                                                          ---------------

        Electronics - 0.53%
   50   Eaton Corp.                                                 4,600
  200   Emerson Electric Co.                                       12,575
  100   General Instrument Corp. **                                 4,250
   50   KLA-Tencor Corp. **                                         3,244
  100   Tandy Corp.                                                 4,887
                                                          ---------------
                                                                   29,556
                                                          ---------------


        Energy and Resources - 0.08%
  100   Burlington Resources, Inc.                                  4,325
                                                          ---------------

        Entertainment - 1.52%
1,000   Disney (Walt) Co.**                                        30,813
  150   Hasbro, Inc.                                                4,191
  200   Mattel, Inc.                                                5,287
  600   Time Warner, Inc.                                          44,100
                                                          ---------------
                                                                   84,391
                                                          ---------------

        Financial Services - 3.57%
  200   American Express Co.                                       26,025
  100   American General Corp.                                      7,538
  300   Associates First Capital Corp.                             13,294
  100   Bear Stearns Companies, Inc.                                4,675
  150   Capital One Financial Corp.                                 8,353
  100   Countrywide Credit Industries, Inc.                         4,275
  100   Dow Jones & Co., Inc.                                       5,306
  100   Equifax, Inc.                                               3,569
  500   Fannie Mae                                                 34,188
  300   Freddie Mac                                                17,400
  200   First Data Corp.                                            9,788
  100   Franklin Resources, Inc.                                    4,062
  200   Household International, Inc.                               9,475
  100   Lehman Brothers Holdings, Inc.                              6,225
  200   Merrill Lynch & Co., Inc.                                  15,987
  200   Schwab (Charles) Corp.                                     21,975
  100   SLM Holding Corp.                                           4,581
  100   Synovus Financial Corp.                                     1,987
                                                          ---------------
                                                                  198,703
                                                          ---------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                            Market
Shares                                                      Value
------                                                      -----

        Food and Beverages - 4.75%
  163   Albertson's, Inc.                                           8,405
  200   Anheuser-Busch Companies, Inc.                             14,188
  100   Bestfoods                                                   4,950
  200   Campbell Soup Co.                                           9,275
1,200   Coca-Cola Co.                                              75,000
  200   Coca-Cola Enterprises, Inc.                                 5,950
  200   ConAgra, Inc.                                               5,325
  200   Heinz (H.J.) Co.                                           10,025
  100   Hershey Foods Corp.                                         5,937
  200   Kellogg Co.                                                 6,600
  200   Nabisco Group Holdings Corp.                                3,913
  700   PepsiCo, Inc.                                              27,081
1,200   Philip Morris Companies, Inc.                              48,225
  100   Quaker Oats Co.                                             6,637
  200   Ralston-Ralston Purina Group                                6,087
  400   Sara Lee Corp.                                              9,075
  200   Seagram Co., Ltd.                                          10,075
  100   UST, Inc.                                                   2,925
   50   Wrigley (Wm.) Jr. Co.                                       4,500
                                                          ---------------
                                                                  264,173
                                                          ---------------
        Food Distribution - 0.97%
  300   Archer-Daniels-Midland Co.                                  4,631
  100   Costco Companies, Inc. **                                   8,006
  100   General Mills, Inc.                                         8,037
  400   Kroger Co.**                                               11,175
  200   Safeway, Inc. **                                            9,900
  100   SUPERVALU, Inc.                                             2,569
  200   SYSCO Corp.                                                 5,963
  100   Winn-Dixie Stores, Inc.                                     3,694
                                                          ---------------
                                                                   53,975
                                                          ---------------


        Glass Products - 0.11%
  100   PPG Industries, Inc.                                        5,906
                                                          ---------------

        Health Care Facilities - 0.22%
  300   Columbia/HCA Healthcare Corp.                               6,844
  100   Humana, Inc. **                                             1,294
   15   LifePoint Hospitals, Inc.**                                   202
  200   Tenet Healthcare Corp. **                                   3,712
   15   Triad Hospitals, Inc.**                                       202
                                                          ---------------
                                                                   12,254
                                                          ---------------
        Health Care Products - 4.13%
  700   Abbott Laboratories                                        31,850
   50   Allergan, Inc.                                              5,550
  600   American Home Products Corp.                               34,500
  100   Becton, Dickinson & Co.                                     3,000
1,200   Merck & Co., Inc.                                          88,800
  600   Pfizer, Inc.                                               65,850
                                                          ---------------
                                                                  229,550
                                                          ---------------
        Holding Companies - 0.16%
   50   Providian Financial Corp.                                   4,675
  100   Public Service Enterprise Group, Inc.                       4,087
                                                          ---------------
                                                                    8,762
                                                          ---------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                            Market
Shares                                                      Value
------                                                      -----

        Home Appliances - 0.32%
  100   Black & Decker Corp.                                        6,313
  100   Illinois Tool Works, Inc.                                   8,200
   50   Maytag Corp.                                                3,484
                                                          ---------------
                                                                   17,997
                                                          ---------------

        Hotels and Restaurants - 0.78%
  100   Darden Restaurants, Inc.                                    2,181
  200   Hilton Hotels Corp.                                         2,838
  100   Marriott International, Inc., Class A                       3,738
  600   McDonald's Corp.                                           24,787
  100   Mirage Resorts, Inc. **                                     1,675
  100   Tricon Global Restaurants, Inc. **                          5,412
  100   Wendy's International, Inc.                                 2,831
                                                          ---------------
                                                                   43,462
                                                          ---------------

        Internet Software - 0.99%
  500   America Online, Inc. **                                    55,250
                                                          ---------------

        Insurance - 3.47%
  100   Aetna, Inc.                                                 8,944
  400   Allstate Corp.                                             14,350
  600   American International Group, Inc.                         70,237
  150   Aon Corp.                                                   6,188
  100   Chubb Corp.                                                 6,950
  100   CIGNA Corp.                                                 8,900
  100   Cincinnati Financial Corp.                                  3,756
  200   Conseco, Inc.                                               6,087
  100   Hartford Financial Services Group, Inc.                     5,831
   50   Jefferson-Pilot Corp.                                       3,309
  100   Lincoln National Corp.                                      5,231
  100   Marsh & McLennan Companies, Inc.                            7,550
   50   MBIA, Inc.                                                  3,237
  100   MGIC Investment Corp.                                       4,863
   50   Progressive Corp.                                           7,250
  100   Provident Companies, Inc.                                   4,000
  100   SAFECO Corp.                                                4,413
  100   St. Paul Companies, Inc.                                    3,181
  100   Torchmark Corp.                                             3,413
   50   Transamerica Corp.                                          3,750
  100   United Healthcare Corp.                                     6,263
  100   UnumProvident Corp.**                                       5,475
                                                          ---------------
                                                                  193,178
                                                          ---------------
        Machinery and Heavy Equipment - 0.55%
  200   Caterpillar, Inc.                                          12,000
  100   Deere & Co.                                                 3,962
  100   Dover Corp.                                                 3,500
  100   Ingersoll-Rand Co.                                          6,463
  100   Parker-Hannifin Corp.                                       4,575
                                                          ---------------
                                                                   30,500
                                                          ---------------
        Manufacturing - 0.99%
  200   Alcan Aluminum Ltd.                                         6,387
  200   Alcoa, Inc.                                                12,375
  200   Boston Scientific Corp. **                                  8,787
   50   Brown-Forman Corp., Class B                                 3,259
  100   Danaher Corp.                                               5,813

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                              Market
  Shares                                                      Value
  ------                                                       -----
   100   LSI Logic Corp.**                                          4,613
   100   Micron Technology, Inc.**                                  4,031
   100   Sherwin-Williams Co.                                       2,775
   100   Silicon Graphics, Inc.**                                   1,638
   200   3COM Corp.**                                               5,338
                                                             ------------
                                                                   55,016
                                                             ------------

         Medical Instruments, Services and Supplies - 1.16%
   100   Baxter International, Inc.                                 6,062
   100   Biomet, Inc.                                               3,975
   100   Cardinal Health, Inc.                                      6,412
   200   Guidant Corp.**                                           10,287
   300   HEALTHSOUTH Corp.**                                        4,481
   200   IMS Health, Inc.                                           6,250
   100   McKesson HBOC, Inc.                                        3,213
   300   Medtronic, Inc.                                           23,363
    25   PE Corp - Celera Genomics Group**                            405
                                                             ------------
                                                                   64,448
                                                             ------------

         Metals and Mining - 0.26%
   200   Allegheny Teledyne, Inc.                                   4,525
   400   Barrick Gold Corp.                                         7,750
   100   Newmont Mining Corp.                                       1,988
                                                             ------------
                                                                   14,263
                                                             ------------

         Natural Gas - 0.52%
   100   Columbia Energy Group                                      6,269
   100   Consolidated Natural Gas Co.                               6,075
   200   Enron Corp.                                               16,350
                                                             ------------
                                                                   28,694
                                                             ------------
         News and Publishing - 0.42%
   100   Gannett Co., Inc.                                          7,138
   100   Knight-Ridder, Inc.                                        5,494
   100   New York Times Co., Class A                                3,681
    50   Times Mirror Co., Class A                                  2,962
    50   Tribune Co.                                                4,356
                                                             ------------
                                                                   23,631
                                                             ------------
         Oil - 5.64%
   100   Amerada Hess Corp.                                         5,950
   100   Anadarko Petroleum Corp.                                   3,681
   200   Atlantic Richfield Co.                                    16,713
   200   Baker Hughes, Inc.                                         6,700
   300   Chevron Corp.                                             28,556
   100   Coastal Corp.                                              4,000
 1,200   Exxon Corp.                                               92,550
   200   Halliburton Co.                                            9,050
   400   Mobil Corp.                                               39,600
   200   Occidental Petroleum Corp.                                 4,225
   100   Phillips Petroleum Co.                                     5,031
 1,000   Royal Dutch Petroleum Co.                                 60,250
   100   Tenneco, Inc.                                              2,388
   300   Texaco, Inc.                                              18,750
   100   Union Pacific Corp.                                        5,831
   100   Unocal Corp.                                               3,962
   200   USX-Marathon Group                                         6,513

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                              Market
     Shares                                                   Value
     ------                                                   -----
                                                             ------------
                                                                  313,750
                                                             ------------
         Oil Equipment and Services - 0.34%
   300   Schlumberger Ltd.                                         19,106
                                                             ------------

         Paper and Forest Products - 1.08%
   100   Champion International Corp.                               4,788
   100   Fort James Corp.                                           3,787
   100   Georgia-Pacific Group                                      4,738
   274   International Paper Co.                                   13,837
   300   Kimberly-Clark Corp.                                      17,100
   100   Mead Corp.                                                 4,175
   100   Weyerhaeuser Co.                                           6,875
   100   Willamette Industries, Inc.                                4,606
                                                             ------------
                                                                   59,906
                                                             ------------
         Personal Items - 2.09%
   100   Colgate-Palmolive Co.                                      9,875
   500   Gillette Co.                                              20,500
   100   International Flavors & Fragrances, Inc.                   4,438
   600   Proctor & Gamble Co.                                      53,550
   400   Warner-Lambert Co.                                        27,750
                                                             ------------
                                                                  116,113
                                                             ------------

         Petroleum Refining - 0.15%
   200   Williams Companies, Inc.                                   8,513
                                                             ------------

         Pharmaceuticals - 4.16%
    50   ALZA Corp.**                                               2,544
 1,000   Bristol-Myers Squibb Co.                                  70,437
   700   Johnson & Johnson                                         68,600
   500   Lilly (Eli) & Co.                                         35,813
   300   Pharmacia & Upjohn, Inc.                                  17,044
   700   Schering-Plough Corp.                                     37,100
                                                             ------------
                                                                  231,538
                                                             ------------
         Photographic Equipment and Supplies - 0.24%
   200   Eastman Kodak Co.                                         13,550
                                                             ------------

         Printing and Publishing - 0.23%
   100   Donnelly (R.R.) & Sons Co.                                 3,706
   100   Dun & Bradstreet Corp.                                     3,544
   100   McGraw-Hill Companies, Inc.                                5,394
                                                             ------------
                                                                   12,644
                                                             ------------
         Railroads - 0.11%
   200   Norfolk Southern Corp.                                     6,025
                                                             ------------

         Research and Development - 0.22%
   200   Amgen, Inc.**                                             12,175
                                                             ------------

         Retail - Store - 4.20%
    50   Circuit City Stores - Circuit City Group                   4,650
   200   CVS Corp.                                                 10,150
   200   Dayton Hudson Corp.                                       13,000
   125   Dollar General Corp.                                       3,625
   100   Federated Department Stores, Inc.**                        5,294
   450   Gap, Inc.                                                 22,669
   300   Kmart Corp.**                                              4,931

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                             Market
Shares                                                        Value
------                                                        -----
   100   Kohl's Corp.**                                            7,719
    90   Limited, Inc.                                              4,084
   150   May Department Stores Co.                                  6,131
   100   Nordstrom, Inc.                                            3,350
   100   Penney (J.C.) Co., Inc.                                    4,856
   100   Rite Aid Corp.                                             2,462
   200   Sears, Roebuck & Co.                                       8,912
   200   TJX Companies, Inc.                                        6,662
   200   Toys 'R' Us, Inc.**                                       4,138
   500   Walgreen Co.                                              14,688
 2,200   Wal-Mart Stores, Inc.                                    106,150
                                                             ------------
                                                                  233,471
                                                             ------------
         Savings and Loan Associations - 0.28%
    50   Golden West Financial Corp.                                4,900
   300   Washington Mutual, Inc.                                   10,613
                                                             ------------
                                                                   15,513
                                                             ------------
         Soaps and Detergents - 0.10%
    50   Clorox Co.                                                 5,341
                                                             ------------

         Steel - 0.09%
   100   Nucor Corp.                                                4,744
                                                             ------------

         Technology - 0.73%
   500   Ameritech Corp.                                           36,750
   100   ITT Industries, Inc.                                       3,813
                                                             ------------
                                                                   40,563
                                                             ------------
         Telecommunications - 10.39%
   100   ALLTEL Corp.                                               7,150
 1,698   AT&T Corp.                                                94,770
   700   Bell Atlantic Corp.                                       45,762
   900   BellSouth Corp.                                           42,187
   400   Comcast Corp., Special Class A (non-voting)               15,375
   100   Frontier Corp.                                             5,900
 1,465   Lucent Technologies, Inc.                                 98,796
   900   MCI WorldCom Inc.**                                       77,456
   300   MediaOne Group, Inc.**                                    22,313
   200   Nextel Communications, Inc.**                             10,038
   300   Nortel Networks Corp.                                     26,044
   900   SBC Communications, Inc.                                  52,200
   400   Sprint Corp. (FON Group)                                  21,125
   200   US West, Inc.                                             11,750
   400   Viacom, Inc., Class B**                                   17,600
   150   Vodafone AirTouch plc                                     29,550
                                                             ------------
                                                                  578,016
                                                             ------------
         Tire and Rubber - 0.11%
   100   Goodyear Tire & Rubber Co.                                 5,881
                                                             ------------

         Tobacco - 0.00%
     1   R.J. Reynolds Tobacco Holdings, Inc.**                        21
                                                             ------------

         Transportation - 0.37%
   200   Burlington Northern Santa Fe Corp.                         6,200
   300   Carnival Corp.                                            14,550
                                                             ------------
                                                                   20,750
                                                             ------------

                          Sage Life Investment Trust
                           S&P 500 Equity Index Fund
                           June 30, 1999 (Unaudited)
                                                                  Market
Shares                                                            Value
------                                                            -----

         Utilities - 2.13%
   100   AES Corp.**                                                5,812
   100   Ameren Corp.                                               3,837
   100   American Electric Power Co., Inc.                          3,756
   100   Carolina Power & Light Co.                                 4,281
   100   Central & South West Corp.                                 2,337
   100   Cinergy Corp.                                              3,200
   100   Consolidated Edison, Inc.                                  4,525
   100   Constellation Energy Group                                 2,962
   100   Dominion Resources, Inc.                                   4,331
   100   DTE Energy Co.                                             4,000
   200   Duke Energy Corp.                                         10,875
   200   Edison International                                       5,350
   100   Entergy Corp.                                              3,125
   100   FPL Group, Inc.                                            5,463
   100   GPU, Inc.                                                  4,219
   100   New Century Energies, Inc.                                 3,881
   100   Northern States Power Co.                                  2,419
   200   PacifiCorp                                                 3,675
    50   PE Corp - PE Biosystems Group                              5,738
   100   PECO Energy Co.                                            4,188
   200   PG&E Corp.                                                 6,500
   100   PP&L Resources, Inc.                                       3,075
   100   Reliant Energy, Inc.                                       2,763
   100   Sempra Energy                                              2,263
   300   Southern Co.                                               7,950
   100   Texas Utilities Co.                                        4,125
   100   Unicom Corp.                                               3,856
                                                             ------------
                                                                  118,506
                                                             ------------
         Waste Management - 0.37%
   100   Browning-Ferris Industries, Inc.                           4,300
   300   Waste Management, Inc.**                                  16,125
                                                             ------------
                                                                   20,425
                                                             ------------

         Total Common Stocks (Cost $4,996,511)                  5,506,394
                                                             ------------

         TOTAL INVESTMENTS - 99.02%
         (Cost $4,996,511*)                                     5,506,394
                                                             ------------

         CASH AND OTHER ASSETS,
         LESS LIABILITIES - 0.98%                                  54,367
                                                             ------------

         NET ASSETS - 100.00%                                  $5,560,761
                                                             ============



            * Cost for Federal income tax purposes is $4,996,511 and net unrealized appreciation consists of:
                 Gross unrealized appreciation                 $  646,016
                 Gross unrealized depreciation                   (136,133)
                                                             ------------
                  Net unrealized appreciation                  $  509,883
                                                             ============
            ** Non-income producing security

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                            EAFE Equity Index Fund

The Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index") returned 2.54% for the second quarter of 1999 with the Pacific Basin (+9.6%) significantly outperforming Europe (-0.3%). In general terms over the last two quarters, value stocks outperformed growth stocks and smaller cap stocks outperformed large cap stocks both in Europe and the Pacific Basin. The dollar continued it strengthening versus the Euro, rising almost 4% during the quarter, or nearly 12% since the inception of the Euro.

Country Weights* as of June 30, 1999 are as follows for the Fund:

     Australia                                    2.8%
     Austria                                      0.4%
     Belgium                                      1.5%
     Denmark                                      0.9%
     Finland                                      2.1%
     France                                       9.2%
     Germany                                      9.3%
     Hong Kong                                    2.6%
     Ireland                                      0.5%
     Italy                                        4.2%
     Japan                                       24.1%
     Netherlands                                  6.5%
     New Zealand                                  0.2%
     Norway                                       0.5%
     Portugal                                     0.6%
     Singapore                                    1.2%
     Spain                                        2.7%
     Sweden                                       2.6%
     Switzerland                                  7.7%
     United Kingdom                              20.4%

* As a percentage of total Fund holdings.

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                                   Market
      Shares                                                                                       Value
      ------                                                                                       -----
COMMON STOCKS - 98.65%
Australia - 2.63%
              1,600    Amcor Ltd.                                                             $       8,882
              2,700    AMP Ltd.                                                                      29,478
                815    Australian Gas Light Co., Ltd.                                                 4,951
              2,900    Boral Ltd.                                                                     4,908
                600    Brambles Industries Ltd.                                                      15,786
              4,469    Broken Hill Proprietary Co., Ltd.                                             51,699
              2,600    Coca-Cola Amatil Ltd.                                                         10,465
              2,945    Coles Myer Ltd.                                                               17,112
              2,300    Colonial Ltd.                                                                  8,134
                300    CSL Ltd.                                                                       2,586
              2,600    CSR Ltd.                                                                       7,425
                400    F.H. Faulding & Co., Ltd.                                                      2,433
              4,400    Foster's Brewing Group Ltd.                                                   12,385
              1,300    Futuris Corp., Ltd.                                                            1,891
              3,560    General Property Trust                                                         5,780
              1,600    GIO Australia Holdings Ltd.                                                    3,892
              3,200    Goodman Fielder Ltd.                                                           2,849
              1,000    James Hardie Industries Ltd.                                                   2,644
                700    Leighton Holdings Ltd.                                                         2,730
              1,300    Lend Lease Corp., Ltd.                                                        17,826
                926    Mayne Nickless Ltd.                                                            3,165
              4,300    M.I.M. Holdings Ltd.                                                           3,041
              3,700    National Australia Bank Ltd.                                                  61,147
              5,106    News Corp., Ltd.                                                              43,508
              4,300    Normandy Mining Ltd.                                                           2,860
              1,900    North Ltd.                                                                     3,843
                700    Orica Ltd.                                                                     3,818
              2,600    Pacific Dunlop Ltd.                                                            3,747
              2,300    Pioneer International Ltd.                                                     5,854
              1,000    QBE Insurance Group Ltd.                                                       3,801
                700    Rio Tinto Ltd.                                                                11,463
                300    Rothmans Holdings Ltd.                                                         2,852
              1,500    Santos Ltd.                                                                    4,908
              1,100    Schroders Property Fund                                                        1,709
                507    Smith (Howard) Ltd.                                                            3,871
              1,600    Southcorp Ltd.                                                                 6,453
                900    Stockland Trust Group                                                          2,052
                700    Suncorp-Metway Ltd.                                                            4,165
                800    TABCORP Holdings Ltd.                                                          5,384
             13,000    Telstra Corp., Ltd.                                                           74,395
                610    Wesfarmers Ltd.                                                                5,484
              3,200    Westfield Trust                                                                6,469
              4,800    Westpac Banking Corp., Ltd.                                                   31,096
              2,900    WMC Ltd.                                                                      12,442
              2,948    Woolworths Ltd.                                                                9,793
                                                                                              -------------
                                                                                                    531,176
                                                                                              -------------

Austria - 0.24%
                100    Austria Tabakwerke AG                                                          5,821
                100    Austrian Airlines/Osterreichische Luftverkehrs AG                              2,411
                300    Bank Austria AG**                                                             15,764
                100    Flughafen Wien AG**                                                            3,993

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                                   Market
      Shares                                                                                       Value
      ------                                                                                       -----
                100    Oesterreichische Elektrizitaetswirtschafts AG, Class A                        14,549
                200    Wienerberger Baustoffindustrie AG                                              5,174
                                                                                              -------------
                                                                                                     47,712
                                                                                              -------------

Belgium - 1.40%
                 10    Bekaert NV                                                                     4,276
                 50    Cimenteries CBR Cementbedrijven                                                4,595
                100    Delhaize "Le Lion" SA                                                          8,506
                 15    D'Ieteren SA                                                                   6,922
                150    Electrabel SA                                                                 48,375
              1,900    Fortis (B)                                                                    59,611
                 50    Groupe Bruxelles Lambert SA                                                    8,444
                775    KBC Bancassurance Holding                                                     45,915
                 60    PetroFina SA                                                                  34,434
                220    Solvay SA                                                                     14,587
                225    Tractebel                                                                     31,529
                390    UCB SA                                                                        16,676
                                                                                              -------------
                                                                                                    283,870
                                                                                              -------------
Denmark - 0.75%
                140    A/S Dampskibsselskabet Svendborg, Class B                                     15,131
                 35    Bang & Olufsen Holding A/S, Class B                                            2,216
                 95    Carlsberg A/S, Class A                                                         3,817
                 75    Carlsberg A/S, Class B**                                                       3,118
                155    Danisco A/S                                                                    6,980
                  3    D/S 1912, Class B                                                             26,521
                  2    D/S Svendborg, Class B                                                        24,692
                125    FLS Industries A/S, Class B                                                    3,239
                100    GN Store Nord A/S (GN Great Nordic)                                            3,367
                 80    ISS International Service System A/S, Class B                                  4,246
                200    Novo Nordisk A/S, Class B                                                     21,532
                570    Tele Danmark A/S                                                              27,959
                140    Unidanmark A/S, Class A                                                        9,311
                                                                                              -------------
                                                                                                    152,129
                                                                                              -------------

Finland - 1.82%
                100    Cultor Oyj                                                                     1,855
                200    Kesko Oyj**                                                                    2,689
              2,200    Merita plc                                                                    12,490
              3,200    Nokia Oyj                                                                    280,255
                300    Outokumpu Oyj                                                                  3,369
                100    Pohjola Group Insurance Corp., Class A                                         4,894
                100    Pohjola Group Insurance Corp., Class B                                         5,126
                400    Raisio Group plc                                                               3,709
                200    Sampo Insurance Company Ltd., Class A                                          5,790
              1,100    Sonera Group Oyj                                                              24,028
                100    Tietoenator Oyj Abp                                                            4,163
                700    UPM-Kymmene Oyj                                                               20,051
                                                                                              -------------
                                                                                                    368,419
                                                                                              -------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                                   Market
      Shares                                                                                       Value
      ------                                                                                       -----
France - 9.39%
                100    Accor SA                                                                      25,089
                210    Air Liquide                                                                   32,997
                500    Alcatel                                                                       70,321
                900    Axa                                                                          109,701
                550    Banque Nationale de Paris                                                     45,789
                 50    Bouygues SA                                                                   13,204
                100    Canal Plus**                                                                  28,036
                200    Cap Gemini SA                                                                 31,405
                600    Carrefour SA                                                                  88,095
                 50    Club Mediterranee SA                                                           5,301
                 50    Coflexip SA                                                                    4,289
                230    Compagnie de Saint Gobain                                                     36,613
                450    Compagnie Financiere de Paribas                                               50,400
                 50    Compagnie Francaise d'Etodes de Construction (Technip SA)                      5,605
                350    Compagnie Generale des Etablissements Michelin, Class B                       14,306
                300    Dassault Systemes SA                                                           9,907
                700    Elf Aquitaine SA                                                             102,633
                 50    Eridania Beghin-Say SA                                                         7,161
                 50    Essilor International SA                                                      15,615
                200                                                                                  17,516
              2,650    France Telecom SA                                                            200,004
                200    Groupe Danone                                                                 51,517
                 50    Groupe GTM                                                                     5,358
                 50    Groupe SEB SA                                                                  3,735
                 50    Imetal SA                                                                      7,419
                260    Lafarge SA                                                                    24,700
                300    Lagardere S.C.A.                                                              11,159
                 70    Legrand SA                                                                    14,237
                150    L'Oreal SA                                                                   101,309
                230    LVMH (Louis Vuitton Moet Hennessy)                                            67,279
                150    Pathe                                                                         17,990
                200    Pechiney SA, Class A                                                           8,589
                300    Pinault-Printemps-Redoute SA                                                  51,435
                 50    Promodes                                                                      32,791
                125    PSA Peugeot Citroen                                                           19,705
                950    Rhone-Poulenc SA                                                              43,372
              1,850    Sanofi-Synthelabo SA**                                                        78,438
                400    Schneider Electric SA                                                         22,441
                150    SEITA                                                                          8,655
                100    Sidel SA                                                                      12,148
                 50    Simco SA                                                                       4,224
                150    Societe BIC SA                                                                 7,905
                 10    Societe Eurafrance SA                                                          6,203
                260    Societe Generale                                                              45,783
                100    Sodexho Alliance SA                                                           17,207
                400    Suez Lyonnaise des Eaux                                                       72,083
                900    Total Fina SA, Class B                                                       116,007
                 50    Unibail (Union du Credit-Bail Immobilier)                                      6,393
                600    Usinor SA                                                                      8,933
                200    Valeo SA                                                                      16,486
              1,230    Vivendi                                                                       99,549
                                                                                              -------------
                                                                                                  1,897,037
                                                                                              -------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                                   Market
     Shares                                                                                         Value
     ------                                                                                        ------
Germany - 9.62%
                100      Adidas-Salomon AG                                                              9,917
                650      Allianz AG                                                                   180,157
                100      AMB Aachener & Muenchener Beteiligungs AG                                     10,303
              1,650      BASF AG                                                                       72,848
              1,900      Bayer AG                                                                      79,090
                200      Beiersdorf AG                                                                 13,291
                300      Continental AG                                                                 7,109
              2,550      DaimlerChrysler AG                                                           220,701
              1,555      Deutsche Bank AG                                                              94,770
              1,000      Deutsche Lufthansa AG                                                         18,114
              5,750      Deutsche Telekom AG                                                          241,128
              1,350      Dresdner Bank AG                                                              52,718
                150      Heidelberger Zement AG                                                        12,364
                200      Hochtief AG                                                                    9,191
              1,100      HypoVereinsbank                                                               71,403
                 50      Karstadt AG                                                                   24,007
                 50      Linde AG                                                                      29,932
                300      MAN AG                                                                        10,231
              1,000      Mannesmann AG                                                                149,092
                450      Merck KGaA                                                                    14,624
                700      Metro AG                                                                      43,419
                450      Muenchener Rueckversicherungs-Gesellschaft AG                                 83,227
                545      Preussag AG                                                                   29,256
              1,250      RWE AG                                                                        57,816
                150      SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)              50,693
                100      SAP AG- Vorzug (Systeme, Anwendungen, Produkte in der                         39,926
                         Datenverarbeitung)
                200      Schering AG                                                                   21,184
              1,500      Siemens AG                                                                   115,605
              1,350      Thyssen Krupp AG**                                                            29,669
              1,300      Veba AG                                                                       76,349
                 50      Viag AG                                                                       23,595
                800      Volkswagen AG                                                                 51,188
                                                                                                -------------
                                                                                                    1,942,917
                                                                                                -------------

Hong Kong - 2.44%
              3,600      Bank of East Asia Ltd.                                                         9,118
              9,000      Cathay Pacific Airways                                                        13,804
              6,000      Cheung Kong (Holdings) Ltd.                                                   53,360
              6,500      CLP Holdings Ltd.                                                             31,584
              4,000      Hang Lung Development Co., Ltd.                                                4,949
              5,100      Hang Seng Bank Ltd.                                                           57,024
             12,100      Hong Kong and China Gas Co., Ltd.                                             17,545
             31,600      Hong Kong Telecom Ltd.                                                        82,069
             10,000      Hutchison Whampoa Ltd.                                                        90,545
              3,068      Hysan Development Co., Ltd.                                                    4,627
              2,500      Johnson Electric Holdings Ltd.                                                10,311
              5,000      New World Development Co., Ltd.                                               14,983
              4,000      Shangri-La Asia Ltd.                                                           4,949
              6,000      Sun Hung Kai Properties Ltd.                                                  54,713
              4,000      Swire Pacific Ltd., Class A                                                   19,797
              1,000      Television Broadcasts Ltd.                                                     4,692
              6,000      Wharf (Holdings) Ltd.                                                         18,715
                                                                                                -------------
                                                                                                      492,785
                                                                                                -------------

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                        Market
     Shares                                                                              Value
     ------                                                                             ------
Ireland - 0.41%
              2,300       Allied Irish Banks plc                                             30,215
              1,000       CRH plc                                                            17,722
                200       DCC plc                                                             1,628
                800       Fyffes plc                                                          1,731
                500       Greencore Group plc                                                 1,545
                700       Independent News & Media plc                                        3,354
                904       Irish Life & Permanent plc                                          9,550
              2,900       Jefferson Smurfit Group plc                                         6,798
                400       Kerry Group plc, Class A                                            4,739
                400       Ryanair Holdings plc**                                              4,142
              1,900       Waterford Wedgwood plc                                              1,958
                                                                                      -------------
                                                                                             83,382
                                                                                      -------------

Italy - 4.09%
              4,000       Alitalia SpA                                                       10,386
              3,000       Assicurazioni Generali                                            103,859
              5,000       Banca Commerciale Italiana                                         36,474
              6,272       Banca Intesa SpA                                                   30,115
              1,000       Banca Popolare di Milano                                            7,717
              5,000       Benetton Group SpA                                                  9,840
              2,000       Edison SpA                                                         17,310
             21,000       ENI SpA                                                           125,280
             10,000       Fiat SpA                                                           31,632
             10,000       Istituto Nazionale delle Assicurazioni SpA                         23,183
              2,000       Italgas SpA                                                         8,387
              1,000       La Rinascente SpA                                                   7,563
              2,000       Mediobanca SpA                                                     20,916
              6,760       Montedison SpA                                                     11,005
              8,000       Olivetti SpA                                                       19,206
              5,000       Parmalat Finanziaria SpA                                            6,543
              1,000       Riunione Adriatica di Sicurta SpA                                   9,706
              4,000       San Paolo-IMI SpA                                                  54,403
             17,000       Telecom Italia Mobile SpA                                         101,417
              4,000       Telecom Italia Mobile SpA-RNC                                      14,713
              2,000       Telecom Italia SpA-RNC                                             10,839
             10,000       Telecom Italia SpA                                                103,859
             13,000       Unicredito Italiano SpA                                            57,061
             12,000       Unione Immobiliare SpA                                              5,317
                                                                                      -------------
                                                                                            826,731
                                                                                      -------------
Japan - 24.41%
              1,000       77 Bank Ltd.                                                        8,764
                400       Acom Co., Ltd.                                                     34,560
                300       Advantest Corp.                                                    32,989
              2,000       Ajinomoto Co., Inc.                                                22,819
              1,000       Amada Co., Ltd.                                                     7,069
                200       Aoyama Trading Co., Ltd.                                            6,284
              7,000       Asahi Bank Ltd.                                                    33,568
              1,000       Asahi Breweries Ltd.                                               12,451
              4,000       Asahi Chemical Industry Co., Ltd.                                  22,191
              3,000       Asahi Glass Co., Ltd.                                              19,471
                100       Autobacs Seven Co., Ltd.                                            4,861
             12,000       Bank of Tokyo-Mitsubishi Ltd.                                     170,947
              3,000       Bank of Yokohama Ltd.                                               7,714

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                       Market
     Shares                                                                             Value
     ------                                                                            ------
              2,000      Bridgestone Corp.                                                   60,521
              2,000      Canon, Inc.                                                         57,544
              1,000      Casio Computer Co., Ltd.                                             7,606
              2,000      Chiba Bank Ltd.                                                      7,391
              3,000      Chichibu Onoda Cement Corp.                                          8,607
              1,000      Chugai Pharmaceutical Co., Ltd.                                     10,781
              1,000      Citizen Watch Co., Ltd.                                              8,681
                400      Credit Saison Co., Ltd.                                              8,367
                200      CSK Corp.                                                            4,547
              2,000      Dai Nippon Printing Co., Ltd.                                       31,997
              1,000      Daicel Chemical Industries Ltd.                                      3,679
              2,000      Daiei, Inc.                                                          6,846
              1,000      Daiichi Pharmaceutical Co., Ltd.                                    15,527
              1,000      Daikin Industries Ltd.                                              11,616
              2,000      Dainippon Ink & Chemicals, Inc.                                      6,813
                400      Daito Trust Construction Co., Ltd.                                   4,465
              1,000      Daiwa House Industry Co., Ltd.                                      10,525
              4,000      Daiwa Securities Group, Inc.                                        26,457
              2,000      Denso Corp.                                                         40,678
                 11      East Japan Railway Co.                                              59,115
              1,000      Ebara Corp.                                                         11,897
              1,000      Eisai Co., Ltd.                                                     19,719
                600      Fanuc Ltd.                                                          32,245
              8,000      Fuji Bank Ltd.                                                      55,825
              1,000      Fujikura Ltd.                                                        4,779
              1,000      Fuji Photo Film Co.                                                 37,867
              5,000      Fujitsu Ltd.                                                       100,661
              1,000      Gunma Bank Ltd.                                                      6,284
              2,000      Hankyu Corp.                                                         7,937
              1,000      Higo Bank Ltd.                                                       4,093
                100      Hirose Electric Co., Ltd.                                           10,384
              9,000      Hitachi Ltd.                                                        84,456
              3,000      Hitachi Zosen Corp.                                                  3,621
              3,000      Honda Motor Co., Ltd.                                              127,243
              1,000      Inax Corp.                                                           6,110
              7,000      Industrial Bank of Japan Ltd.                                       55,560
              1,000      Isetan Co., Ltd.                                                     8,623
              4,000      Itochu Corp.                                                         9,954
              1,000      Ito-Yokado Co., Ltd.                                                66,970
              5,000      Japan Airlines Co., Ltd.                                            16,536
              3,000      Japan Energy Corp.                                                   3,522
              2,000      Joyo Bank Ltd.                                                       7,788
              1,000      JUSCO Co., Ltd.                                                     18,189
              3,000      Kajima Corp.                                                        10,914
              1,000      Kamigumi Co., Ltd.                                                   5,134
              1,000      Kandenko Co., Ltd.                                                   6,135
              1,000      Kaneka Corp.                                                         9,425
              2,600      Kansai Electric Power Co., Inc.                                     49,442
              2,000      Kao Corp.                                                           56,222
              4,000      Kawasaki Heavy Industries Ltd.                                      10,847
              2,000      Kawasaki Kisen Kaisha Ltd.                                           4,316
              9,000      Kawasaki Steel Corp.                                                16,817
              1,000      Keihin Electric Express Railway Co., Ltd.                            3,307
              1,000      Kikkoman Corp.                                                       8,475
              1,000      Kinden Corp.                                                        10,790

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                               Market
       Shares                                                                                   Value
       ------                                                                                   -----
             4,000     Kinki Nippon Railway Co., Ltd.                                                19,678
             3,000     Kirin Brewery Co., Ltd.                                                       35,965
             3,000     Komatsu Ltd.                                                                  19,173
               150     Konami Co., Ltd.                                                               6,201
             1,000     Konica Corp.                                                                   4,126
             1,000     Koyo Seiko Co., Ltd.                                                           8,723
             4,000     Kubota Corp.                                                                  11,972
             1,000     Kuraray Co., Ltd.                                                             12,038
             1,000     Kyocera Corp.                                                                 58,702
             1,000     Kyowa Hakko Kogyo Co., Ltd.                                                    5,730
             1,000     Lion Corp.                                                                     4,134
             4,000     Marubeni Corp.                                                                 8,367
             1,000     Marui Co., Ltd.                                                               16,536
             5,000     Matsushita Electric Industrial Co., Ltd.                                      97,148
             1,000     Meiji Seika Kaisha Ltd.                                                        5,597
             1,000     Minebea Co., Ltd.                                                             11,162
             6,000     Mitsubishi Chemical Corp.                                                     20,785
             4,000     Mitsubishi Corp.                                                              27,119
             6,000     Mitsubishi Electric Corp.                                                     23,067
             3,000     Mitsubishi Estate Co., Ltd.                                                   29,293
             1,000     Mitsubishi Gas Chemical Co., Inc.                                              3,158
             9,000     Mitsubishi Heavy Industries Ltd.                                              36,536
             3,000     Mitsubishi Materials Corp.                                                     6,722
             2,000     Mitsubishi Rayon Co., Ltd.                                                     5,705
             3,000     Mitsubishi Trust & Banking Corp.                                              29,169
             4,000     Mitsui & Co., Ltd.                                                            27,912
             2,000     Mitsui Fudosan Co., Ltd.                                                      16,205
             2,000     Mitsui Marine & Fire Insurance Co., Ltd.                                       9,839
             1,000     Mitsui Mining & Smelting Co., Ltd.                                             5,167
             3,000     Mitsui O.S.K. Lines Ltd.                                                       6,449
             3,000     Mitsui Trust & Banking Co., Ltd.                                               4,787
             1,000     Mitsukoshi Ltd.                                                                4,349
             1,000     Murata Manufacturing Co., Ltd.                                                65,812
             1,000     Mycal Corp.                                                                    6,284
             2,000     Nagoya Railroad Co., Ltd.                                                      6,581
               100     Namco Ltd.                                                                     2,687
             1,000     Nankai Electric Railway Co., Ltd.                                              4,638
             4,000     NEC Corp.                                                                     49,773
             1,000     NGK Insulators Ltd.                                                           10,451
             1,000     NGK Spark Plug Co., Ltd.                                                      10,293
             1,000     Nichido Fire & Marine Insurance Co., Ltd.                                      5,151
             1,000     Nikon Corp.                                                                   16,370
             3,000     Nippon Express Co., Ltd.                                                      17,983
             2,000     Nippon Fire & Marine Insurance Co., Ltd.                                       6,780
             1,000     Nippon Meat Packers, Inc.                                                     13,063
             3,000     Nippon Mitsubishi Oil Corp.                                                   12,650
             3,000     Nippon Paper Industries Co., Ltd.                                             15,651
             1,000     Nippon Sheet Glass Co., Ltd.                                                   3,563
            18,000     Nippon Steel Corp.                                                            41,819
                34     Nippon Telegraph & Telephone Corp.                                           396,362
             3,000     Nippon Yusen Kabushiki Kaisha                                                 11,558
             1,000     Nishimatsu Construction Co., Ltd.                                              5,738
             7,000     Nissan Motor Co., Ltd.                                                        33,452
             9,000     NKK Corp.                                                                      7,367
             5,000     Nomura Securities Co., Ltd.                                                   58,578

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                                Market
       Shares                                                                                    Value
       ------                                                                                    -----
             1,000     NSK Ltd.                                                                       5,490
             1,000     NTN Corp.                                                                      3,415
             2,000     Obayashi Corp.                                                                10,070
             2,000     Odakyu Electric Railway Co., Ltd.                                              6,697
             3,000     Oji Paper Co., Ltd.                                                           17,363
             1,000     Olympus Optical Co., Ltd.                                                     14,791
             1,000     Omron Corp.                                                                   17,363
               200     Orix Corp.                                                                    17,859
             7,000     Osaka Gas Co., Ltd.                                                           23,787
             1,000     Rohm Co., Ltd.                                                               156,676
            10,000     Sakura Bank Ltd.                                                              37,950
             1,000     Sankyo Co., Ltd.                                                              25,217
             1,000     Sanwa Shutter Corp.                                                            5,424
             5,000     Sanyo Electric Co., Ltd.                                                      20,339
             1,000     Sapporo Breweries Ltd.                                                         4,440
               300     Sega Enterprises Ltd.                                                          3,971
             1,000     Sekisui Chemical Co., Ltd.                                                     5,804
             2,000     Sekisui House Ltd.                                                            21,596
             3,000     Sharp Corp.                                                                   35,469
             2,000     Shimizu Corp.                                                                  7,805
             1,000     Shin-Etsu Chemical Co., Ltd.                                                  33,485
             1,000     Shionogi & Co., Ltd.                                                           7,912
             1,000     Shiseido Co., Ltd.                                                            14,998
             2,000     Shizuoka Bank Ltd.                                                            19,942
               200     SMC Corp.                                                                     22,406
             1,000     Snow Brand Milk Products Co., Ltd.                                             4,886
             1,100     Sony Corp.                                                                   118,685
             8,000     Sumitomo Bank Ltd.                                                            99,281
             4,000     Sumitomo Chemical Co., Ltd.                                                   18,355
             3,000     Sumitomo Corp.                                                                21,951
             2,000     Sumitomo Electric Industries                                                  22,753
             2,000     Sumitomo Heavy Industries Ltd.                                                 4,465
             2,000     Sumitomo Marine & Fire Insurance Co., Ltd.                                    12,071
            10,000     Sumitomo Metal Industries Ltd.                                                12,484
             2,000     Sumitomo Metal Mining Co.                                                      8,268
             3,000     Taisei Corp.                                                                   6,598
             1,000     Taisho Pharmaceutical Co., Ltd.                                               33,071
             1,000     Takara Shuzo Co., Ltd.                                                         8,160
             1,000     Takashimaya Co., Ltd.                                                          9,566
             2,000     Takeda Chemical Industries                                                    92,766
             2,000     Teijin Ltd.                                                                    8,103
             1,000     The Daimaru, Inc.                                                              4,895
             2,000     The Furukawa Electric Co., Ltd.                                                9,177
             2,000     The Hokuriku Bank Ltd.                                                         3,969
               400     Thomson CSF**                                                                 13,889
             2,000     Tobu Railway Co., Ltd.                                                         5,672
               100     Toho Co., Ltd.                                                                14,634
             1,300     Tohoku Electric Power Co., Inc.                                               19,691
             5,000     Tokai Bank Ltd.                                                               28,524
             4,000     Tokio Marine & Fire Insurance Co., Ltd.                                       43,489
             3,600     Tokyo Electric Power Co.                                                      76,048
             1,000     Tokyo Electron Ltd.                                                           67,879
             7,000     Tokyo Gas Co., Ltd.                                                           17,247
             3,000     Tokyu Corp.                                                                    7,565
             2,000     Toppan Printing Co., Ltd.                                                     22,340

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)

                                                                                               Market
       Shares                                                                                   Value
       ------                                                                                   -----
             4,000     Toray Industries, Inc.                                                        20,041
             1,000     Tostem Corp.                                                                  19,223
             1,000     Toto Ltd.                                                                      7,730
             1,000     Toyo Seikan Kaisha Ltd.                                                       22,489
             1,000     Toyoda Automatic Loom Works Ltd.                                              16,990
            10,000     Toyota Motor Corp.                                                           316,660
             2,000     Ube Industries Ltd.                                                            4,316
             1,000     Uny Co., Ltd.                                                                 15,048
             1,000     Yamaguchi Bank Ltd.                                                            9,053
             1,000     Yamaha Corp.                                                                  12,030
             1,000     Yamanouchi Pharmaceutical Co., Ltd.                                           38,280
             1,000     Yamato Transport Co., Ltd.                                                    17,445
             1,000     Yamazaki Baking Co., Ltd.                                                     12,418
             4,000     Yasuda Trust & Banking Co., Ltd.                                               4,994
             1,000     Yokogawa Electric Corp.                                                        5,912
                                                                                              -------------
                                                                                                  4,931,036
                                                                                              -------------

Netherlands - 5.68%
             3,814     ABN AMRO Holding NV                                                           82,525
             1,543     Aegon NV                                                                     111,844
               755     Akzo Nobel NV                                                                 31,739
             1,765     Elsevier NV                                                                   20,459
               236     Getronics NV                                                                   9,070
               830     Heineken NV                                                                   42,460
             2,513     ING Groep NV                                                                 135,937
               195     KLM-Konin Luchtvaart Mij NV                                                    5,515
             1,662     Koninklijke Ahold NV                                                          57,196
             1,257     Koninklijke KPN NV                                                            58,929
               897     Koninklijke (Royal) Philips Electronics NV                                    88,402
               219     Oce NV                                                                         5,573
             5,673     Royal Dutch Petroleum Co.                                                    332,006
             1,257     TNT Post Group  NV                                                            29,983
             1,511     Unilever NV                                                                  101,741
               252     Vedior NV                                                                      4,284
               732     Wolters Kluwer NV                                                             29,113
                                                                                              -------------
                                                                                                  1,146,776
                                                                                              -------------

New Zealand - 0.20%
             7,900     Brierley Investments Ltd.                                                      2,217
             4,600     Carter Holt Harvey Ltd.                                                        5,504
             1,000     Contact Energy Ltd.**                                                          1,620
               400     Fisher & Paykel Industries Ltd.                                                1,271
               900     Fletcher Challenge Building                                                    1,310
               900     Fletcher Challenge Energy**                                                    2,440
             2,100     Fletcher Challenge Forests                                                     1,178
             1,700     Fletcher Challenge Paper                                                       1,269
             1,500     Lion Nathan Ltd.                                                               3,590
             4,600     Telecom Corporation of New Zealand Ltd.                                       19,727
                                                                                              -------------
                                                                                                     40,126
                                                                                              -------------

Norway - 0.38%
               200     Aker RGI ASA                                                                   2,715
               100     Bergesen d.y. ASA, Class A                                                     1,472
               100     Bergesen d.y. ASA, Class B                                                     1,415
             1,500     Christiania Bank Og Kreditkasse                                                5,387

                          Sage Life Investment Trust
                           EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                                                               Market
  Shares                                                                                        Value
  ------                                                                                        -----
            1,700   Den Norske Bank ASA                                                            5,609
              100   Dyno Industrier ASA                                                            1,802
              100   Elkem ASA                                                                      1,776
              200   Hafslund ASA, Class A                                                          1,332
              100   Leif Hoegh & Co. ASA                                                           1,269
              300   Merkantildata ASA                                                              2,893
              600   NCL Holdings ASA**                                                             2,002
              600   Norsk Hydro ASA                                                               22,612
              100   Norske Skogindustrier ASA, Class A                                             3,680
              400   Orkla ASA, Class A                                                             6,218
              100   Orkla ASA, Class B                                                             1,358
              200   Petroleum Geo-Services**                                                       3,007
              100   SAS Norge ASA, Class B                                                           907
              200   Schibsted ASA                                                                  2,246
              700   Storebrand ASA**                                                               4,708
              100   Tomra Systems ASA                                                              3,756
                                                                                           -------------
                                                                                                  76,164
                                                                                           -------------
Portugal - 0.49%
              500   Banco Comercial Portugues SA                                                  12,946
              300   Banco Espirito Santo SA                                                        6,973
              200   BPI-SGPS SA                                                                    4,194
              200   Brisa Auto-Estradas de Portugal SA                                             8,243
              100   Companhia de SegurosTranquilidade                                              2,514
              200   Cimpor-Cimentos de Portugal, SGPS SA                                           5,152
            1,600   EDP - Electricidade de Portugal SA                                            28,784
              200   Jeronimo Martins, SGPS SA                                                      6,600
              500   Portugal Telecom SA                                                           20,324
              100   Sonae Investimentos-Sociedade Gestora de Participacors SA                      3,398
                                                                                           -------------
                                                                                                  99,128
                                                                                           -------------

Singapore - 0.94%
            2,000   City Developments Ltd.                                                        12,808
            1,000   Cycle & Carriage Ltd.                                                          5,758
            3,000   DBS Land Ltd.                                                                  5,993
            2,000   Development Bank of Singapore Ltd.                                            24,442
            1,000   Fraser & Neave Ltd.                                                            4,436
            2,000   Keppel Corp., Ltd.                                                             6,816
            3,000   Oversea-Chinese Banking Corp., Ltd.                                           25,029
            4,000   Sembcorp Industries Ltd.                                                       6,345
            2,000   Singapore Airlines Ltd.                                                       19,036
            1,000   Singapore Press Holdings Ltd.                                                 17,039
            7,000   Singapore Technologies Engineering Ltd.                                        7,938
           17,000   Singapore Telecommunications Ltd.                                             29,166
            8,000   Sino Land Co.                                                                  4,588
            2,000   United Overseas Bank Ltd.                                                     13,984
            1,000   Venture Manufacturing (Singapore) Ltd.                                         7,697
                                                                                           -------------
                                                                                                 191,075
                                                                                           -------------

Slovakia - 0.09%
            1,600   Skandinaviska Enskilda Banken, Class A                                        18,661
                                                                                           -------------

Spain - 2.91%
              150   Acerinox SA                                                                    4,382
              171   ACS, Actividades de Construccion y Servicios SA                                4,891
            1,300   Argentaria, Caja Postal y Banco Hipotecario de Espana SA                      29,589

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                                                               Market
  Shares                                                                                        Value
  ------                                                                                        -----
              683   Autopistas, Concesionaria Espanola SA                                          7,981
            5,400   Banco Bilbao Vizcaya SA**                                                     77,950
            9,740   Banco Santander Central Hispano SA                                           101,360
               50   Corporacion Financiera Alba SA                                                 8,088
            2,550   Endesa SA                                                                     54,334
              150   Fomento de Construcciones y Contratas SA                                       8,578
              400   Gas Natural SDG SA                                                            29,056
              450   Grupo Dragados SA                                                              5,272
            2,400   Iberdrola SA                                                                  36,524
            2,400   Repsol SA                                                                     48,962
              100   Sociedad General de Aguas de Barcelona SA                                      5,203
              500   Tabacalera SA, Class A                                                        10,097
            2,805   Telefonica SA**                                                              134,998
              550   TelePizza SA**                                                                 2,845
              800   Union Electrica Fenosa SA                                                     10,452
              350   Vallehermoso SA                                                                3,386
              150   Zardoya Otis SA                                                                3,763
                                                                                           -------------
                                                                                                 587,711
                                                                                           -------------

Sweden - 2.28%
            1,800   ABB AB, Class A                                                               23,963
              700   ABB AB, Class B                                                                9,278
              300   AGA AB, Class A                                                                3,746
              300   Atlas Copco AB, Class A                                                        8,182
              200   Atlas Copco AB, Class B                                                        5,372
            1,000   Electrolux AB, Series B                                                       20,970
            1,350   ForeningsSparbanken AB (Swedbank)                                             19,085
            2,000   Hennes & Mauritz AB, Class B                                                  49,480
              300   NetCom AB, Class B**                                                          10,108
              500   Sandvik AB, Class A                                                           10,927
              900   Securitas AB, Class B                                                         13,466
            1,400   Skandia Forsakrings AB                                                        26,224
              300   Skanska AB, Class B                                                           11,327
              500   Svenska Cellulosa AB, Class B                                                 12,959
            1,800   Svenska Handelsbanken AB, Class A                                             21,630
            1,100   Swedish Match AB                                                               3,927
            5,200   Telefonaktiebolaget LM Ericsson (Ericsson AB), Class B                       166,937
              400   Volvo AB, Class A                                                             11,545
              800   Volvo AB, Class B                                                             23,232
              200   WM-Data AB, Class B                                                            7,634
                                                                                           -------------
                                                                                                 459,992
                                                                                           -------------

Switzerland - 6.61%
               20   ABB AG                                                                        29,572
               44   Adecco SA                                                                     23,563
               15   Alusuisse Lonza Group AG (algroup)                                            17,473
              705   Credit Suisse Group                                                          121,919
               14   Holderbank Financiere Glarus AG, Class B                                      16,516
              105   Nestle SA                                                                    189,074
              180   Novartis AG                                                                  262,681
                5   Roche Holding AG                                                              82,289
               20   Roche Holding AG                                                             205,464
               38   Schweizerische Rueckversicherungs-Gesellschaft                                72,311
              195   Swisscom AG                                                                   73,337
              570   UBS AG                                                                       170,029

                          Sage Life Investment Trust
                            EAFE Equity Index Fund
                           June 30, 1999 (Unaudited)


                                                                                               Market
  Shares                                                                                        Value
  ------                                                                                        -----
              125   Zurich Allied AG                                                              71,038
                                                                                           -------------
                                                                                               1,335,266
                                                                                           -------------

  United Kingdom - 21.87%
            3,600   Abbey National plc                                                            67,583
            4,000   Allied Zurich plc                                                             50,282
              700   Anglian Water plc                                                              7,735
            2,500   Arjo Wiggins Appleton plc                                                      8,689
            2,024   Associated British Foods plc                                                  13,367
            2,169   AstraZeneca Group plc                                                         84,580
            2,400   AstraZeneca Group plc                                                         92,835
            2,700   BAA plc                                                                       25,961
            3,900   Barclays plc                                                                 113,481
            2,000   Bass plc                                                                      29,019
            1,100   BBA Group plc                                                                  8,427
           10,100   BG plc                                                                        61,691
            1,900   Blue Circle Industries plc                                                    12,638
            1,200   BOC Group plc                                                                 23,455
            2,300   Boots Co. plc                                                                 27,317
            1,000   Bowthorpe plc                                                                  8,740
           25,300   BP Amoco plc                                                                 453,426
            1,500   BPB plc                                                                        8,937
            4,600   British Aerospace plc                                                         29,855
            2,700   British Airways plc                                                           18,630
            5,600   British American Tobacco plc                                                  52,653
            1,300   British Land Co. plc                                                          10,871
            4,400   British Sky Broadcasting Group plc                                            40,815
            5,100   British Steel plc                                                             13,204
           16,400   British Telecommunications plc                                               274,791
            1,600   Bunzl plc                                                                      7,932
              416   Burmah Castrol plc                                                             7,908
            6,100   Cable & Wireless plc                                                          77,738
            5,200   Cadbury Schweppes plc                                                         32,970
            1,600   Carlton Communications plc                                                    13,278
           10,170   Centrica plc                                                                  23,925
            3,300   CGU plc                                                                       47,673
            1,700   Compass Group plc                                                             16,855
            9,200   Diageo plc                                                                    96,072
            1,400   Electrocomponents plc                                                         10,361
            2,000   EMI Group plc                                                                 16,046
            3,000   FKI plc                                                                        9,268
            7,000   General Electric Co. plc                                                      71,388
            1,800   GKN plc                                                                       30,727
            9,400   Glaxo Wellcome plc                                                           261,219
            2,300   Granada Group plc**                                                           42,671
            2,600   Great Universal Stores plc                                                    28,811
            2,200   Guardian Royal Exchange plc                                                   12,484
              274   Hagemeyer NV                                                                   8,949
            5,735   Halifax Group plc**                                                           68,205
            1,000   Hammerson plc                                                                  7,432
            1,700   Hanson plc                                                                    15,100
            3,000   Hilton Group plc                                                              11,905
            4,800   HSBC Holdings plc                                                            169,932
            2,300   HSBC Holdings plc                                                             81,462
              600   Hyder plc                                                                      7,084

                          Sage Life Investment Trust
                           EAFE Equity Index Fund
                           June 30, 1999 (Unsufiyrf0

                                                                 Market
Shares                                                           Value
------                                                           -----
       1,800   IMI plc                                                 7,292
       1,900   Imperial Chemical Industries plc                       18,778
       9,800   Invensys plc                                           46,419
         900   Johnson Matthey plc                                     8,774
       4,900   J Sainsbury plc                                        30,895
       3,500   Kingfisher plc                                         40,273
         140   Kvaerner ASA, Class A**                                 2,878
       1,400   Land Securities plc                                    18,824
       3,000   LASMO plc                                               6,857
      13,200   Legal & General Group plc                              33,603
      13,800   Lloyds TSB Group plc                                  187,069
       1,000   Lonmin plc                                              9,316
       7,300   Marks & Spencer plc                                    42,229
       3,000   Mediaset SpA**                                         26,645
       1,100   MEPC plc                                                8,973
       1,500   Misys plc                                              12,839
       3,800   National Grid Group plc                                26,445
       3,200   National Power plc                                     23,303
       1,000   Next plc                                               12,145
         600   Ocean Group plc                                         9,883
          70   OMV AG                                                  6,238
       1,500   Pearson plc                                            30,477
       1,600   Peninsular and Oriental Steam Navigation Co.           24,022
         150   Pernod Ricard                                          10,046
       5,000   Pirelli SpA**                                          13,601
         700   Provident Financial plc                                 9,644
       5,000   Prudential Corp. plc                                   73,611
       1,000   Racal Electronics plc                                   6,092
       1,300   Railtrack Group plc                                    26,577
       1,900   Rank Group plc                                          7,555
       2,900   Reed International plc                                 19,347
       7,300   Rentokil Initial plc                                   28,479
       3,800   Reuters Group plc                                      49,984
       2,700   Rio Tinto plc                                          45,261
         700   RMC Group plc                                          11,271
       3,800   Rolls-Royce plc**                                      16,082
       2,300   Royal Bank of Scotland Group plc                       46,840
       3,636   Royal & Sun Alliance Insurance Group plc               32,553
       2,800   Safeway plc                                            11,221
         800   Schroders plc                                          16,343
       1,600   Scottish & Newcastle plc                               16,658
       2,200   Scottish and Southern Energy plc                       22,506
       3,100   Scottish Power plc                                     26,777
       1,500   Slough Estates plc                                      8,488
      14,200   SmithKline Beecham plc                                184,546
         800   Smiths Industries plc                                  10,567
       2,000   St. Jame's Place Capital plc                            7,298
       3,500   Stagecoach Holdings plc                                12,537
       5,000   Tarmac plc                                              9,398
       1,200   Tate & Lyle plc                                         7,523
      16,900   Tesco plc                                              43,488
         900   Thames Water plc                                       14,271
       1,300   TI Group plc                                            8,709
       1,200   Unigate plc                                             7,623
       7,410   Unilever plc                                           65,875

                          Sage Life Investment Trust
                           EAFE Equity Index Fund
                          June 30, 1999 (Unaudited)

                                                                 Market
Shares                                                           Value
------                                                           -----
      1,400    United Utilities plc                                   17,014
      7,900    Vodafone AirTouch plc                                 155,655
      1,900    Williams plc                                           12,549
      1,500    Wolseley plc                                           11,290
                                                               -------------
                                                                   4,417,833
                                                               -------------

               Total Common Stocks (Cost $19,861,499)             19,929,926
                                                               -------------

PREFERRED STOCKS - 0.25%
Australia - 0.17%
      4,514    News Corp., Ltd.                                       34,346
                                                               -------------

Germany - 0.05%
        250    Volkswagen AG                                           9,234
                                                               -------------

Italy - 0.03%
      4,000    Fiat SpA                                                6,409
                                                               -------------

               Total Preferred Stocks (Cost $48,246)                  49,989
                                                               -------------

RIGHTS - 0.04%
France - 0.03%
        230    LVMH (Louis Vuitton Moet Hennessy)**                    6,754
         50    Bouygues SA                                               133
                                                               -------------
                                                                       6,887
                                                               -------------

Italy - 0.01%
      8,000    Olivetti SpA                                            1,076
                                                               -------------

Portugal - 0.00%***
        500    Portugal Telecom SA**                                       5
                                                               -------------

               Total Rights (Cost $5,878)                              7,968
                                                               -------------

TOTAL INVESTMENTS (Cost $19,915,623*) - 98.94%                    19,987,883
CASH AND OTHER ASSETS, LESS LIABILITIES  - 1.06%                     214,066
                                                               -------------
NET ASSETS -100.00%                                            $  20,201,949
                                                               =============

* Cost for Federal income tax purposes is $19,915,623 and net unrealized appreciation consists of:

               Gross unrealized appreciation                   $   1,175,746
               Gross unrealized depreciation                      (1,103,486)
                                                               -------------
               Net unrealized depreciation                     $      72,260
                                                               =============
**  Non-income producing security
*** Amount represents less than 0.01%

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                               Money Market Fund

Net assets for the Sage Money Market Fund ending June 30, 1999 were $2.044 million, slightly higher than the net assets reported on March 31, 1999 of $2.0 million.

While the Federal Reserve maintained a neutral stance and decided to leave interest rates unchanged at its meeting on March 30, it adopted a tightening bias at its meeting held May 18. At the Fed's next meeting on June 30, they increased short-term rates by 25 basis points but removed the bias toward further tightening. Thirty-day commercial paper rates peaked on June 29, at 5.13% and fell off slightly to 5.10% at quarter end.

The composition of the Fund is a well diversified commercial paper portfolio
with a modest amount of assets invested in U.S. Government agencies.   The
weighted average maturity of the fund on June 30, 1999 was 23 days.

                          Sage Life Investment Trust
                               Money Market Fund
                           June 30, 1999 (Unaudited)

  Principal                                                            Market
   Amount                                                              Value
-------------                                                       -----------
COMMERCIAL PAPER - 92.70%
$    100,000   Alabama Power Co.,
                 4.93% due 07/06/1999 +                             $    99,932
     100,000   Banca CRT Financial Corp.,
                 4.98% due 07/12/1999 +                                  99,851
     100,000   Bayshore Fuel Co.,
                 4.99% due 07/29/1999 +                                  99,622
     100,000   Bell Atlantic Corp.,
                 4.97% due 07/08/1999 +                                  99,906
     100,000   Caterpillar Financial Services Ltd.,
                 4.88% due 08/04/1999 +                                  99,550
     100,000   Central Louisiana Electric,
                 4.98% due 08/03/1999 +                                  99,555
     100,000   Cooperative Association Tractor,
                 4.97% due 07/08/1999 +                                  99,906
     100,000   Countrywide Home Loans, Inc.
                 5.00% due 07/13/1999 +                                  99,836
     100,000   Fayette Funding LP,
                 5.13% due 07/23/1999 +                                  99,688
     100,000   Ford Motor Credit Co.,
                 4.91% due 07/15/1999 +                                  99,814
     100,000   General Electric Capital Corp.,
                 4.95% due 07/01/1999 +                                 100,000
     100,000   General Motors Acceptance Co.,
                 4.89% due 07/14/1999 +                                  99,827
     100,000   Hitachi Credit America Corp.,
                 5.01% due 07/28/1999 +                                  99,633
     100,000   International Lease Finance Corp.,
                 4.89% due 07/23/1999 +                                  99,708
     100,000   Merrill Lynch & Co., Inc.,
                 4.90% due 07/14/1999 +                                  99,827
     100,000   Moat Funding LLC,
                 5.28% due 09/09/1999 +                                  98,999
     100,000   National Rural Utilities Corp.,
                 4.88% due 07/07/1999 +                                  99,920
     100,000   Wisconsin Electric Fuel Trust,
                 4.92% due 07/15/1999 +                                  99,810
     100,000   Yorkshire Building Society,
                 4.93% due 07/19/1999 +                                  99,757
                                                                    -----------

               Total Discount Commercial Paper
                 (Cost $1,895,141)                                    1,895,141
                                                                    -----------

                          Sage Life Investment Trust
                               Money Market Fund
                           June 30, 1999 (Unaudited)

  Principal                                                         Market
   Amount                                                           Value
-------------                                                    -----------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.57%

     90,000    FMC Discount Note,
                5.15% due 08/19/1999 +                               89,380
     66,000    FMC Discount Note,
                5.10% due 09/10/1999 +                               65,356
                                                                 ----------

               Total U.S. Government Agency Discount Notes
                 (Cost $154,736)                                    154,736
                                                                 ----------

               TOTAL INVESTMENTS - 100.27%
                 (Cost $2,049,877*)                               2,049,877

               LIABILITIES, LESS CASH
               AND OTHER ASSETS - (0.27%)                            (5,605)
                                                                 ----------

               NET ASSETS - 100.00%                              $2,044,272
                                                                 ==========

Notes:

  * Aggregate cost for Federal income tax purposes.
  + Rate represents annualized discount yields at date of purchase.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                     Statements of Assets and Liabilities
                          June 30, 1999 (Unaudited)

                                                                             S&P 500               EAFE
                                                                             Equity               Equity            Money
                                                                           Index Fund           Index Fund        Market Fund
                                                                           -----------          -----------       -----------
Assets:
  Investments, at value (Cost $4,996,511, $19,915,623 and $2,049,877,
     respectively) (Note 1)                                                $ 5,506,394          $19,987,883       $ 2,049,877
  Cash and cash equivalents (Note 1)                                            47,592               42,788             2,177
  Foreign currency, at value (Cost $0, $217,116, $0)                                 0              211,560                 0
  Dividends and interest receivable                                              4,991               55,212                18
  Receivable for securities sold                                                32,250                    0                 0
  Other assets                                                                     767                    0               229
                                                                           -----------          -----------       -----------
     Total assets                                                            5,591,994           20,297,443         2,052,301
                                                                           -----------          -----------       -----------

Liabilities:
  Payable for securities purchased                                              29,550               65,203                 0
  Due to Adviser (Note 2)                                                        1,683               23,503               833
  Accrued expenses                                                                   0                6,788                 0
  Distributions payable                                                              0                    0             7,196
                                                                           -----------          -----------       -----------
     Total liabilities                                                          31,233               95,494             8,029
                                                                           -----------          -----------       -----------

     Net assets                                                            $ 5,560,761          $20,201,949       $ 2,044,272
                                                                           ===========          ===========       ===========

Net Assets Consist of:
  Common stock, unlimited shares authorized, $0.01 par value,
    502,531, 2,000,248 and 2,044,272, shares outstanding, respectively     $ 5,025,685          $20,002,452       $ 2,044,272
  Accumulated undistributed net investment income                               19,081              154,905                 0
  Accumulated undistributed net realized gain/(loss) on investments              6,112              (22,112)                0
  Net unrealized appreciation on investments                                   509,883               66,704                 0
                                                                           -----------          -----------       -----------
                                                                           $ 5,560,761          $20,201,949       $ 2,044,272
                                                                           ===========          ===========       ===========

Net asset value, offering and redemption price per share                   $     11.07          $     10.10       $      1.00
                                                                           ===========          ===========       ===========

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                           Statements of Operations
                For the Period Ended June 30, 1999 (Unaudited)

                                                                               S&P 500            EAFE
                                                                             Equity Index     Equity Index      Money Market
                                                                                Fund*             Fund**           Fund*
                                                                             ------------     ------------      ------------
Investment Income
  Dividends (net of foreign withholding taxes of
     $0, $27,711, $0, respectively)                                          $    25,636       $   192,669      $         0
  Interest                                                                         3,908            11,788           36,378
                                                                             -----------       -----------      -----------
       Total investment income                                                    29,544           204,457           36,378
                                                                             -----------       -----------      -----------
Expenses:
  Investment advisory fees (Note 4)                                               10,463            49,552            4,815
  Auditing and tax consulting fees                                                 2,321             6,717              904
  Insurance expense                                                                  342               991              133
  Trustees' fees and expenses                                                        514             1,487              200
                                                                             -----------       -----------      -----------
       Total expenses                                                             13,640            58,747            6,052

  Expenses waived and reimbursed (Note 4)                                         (3,177)           (9,195)          (1,237)
                                                                             -----------       -----------      -----------
       Net expenses                                                               10,463            49,552            4,815
                                                                             -----------       -----------      -----------

       Net investment income                                                      19,081           154,905           31,563
                                                                             -----------       -----------      -----------

Realized and Unrealized Gain/Loss on investments and Foreign Currency Transactions:

  Net realized gain/(loss) on investments and foreign currency
    transactions                                                                   6,112           (22,112)               0
  Net change in unrealized appreciation on investments and foreign
    currency transactions                                                        509,883            66,704                0
                                                                             -----------       -----------      -----------
  Net realized and unrealized gain on investments and foreign
    currency transactions                                                        515,995            44,592                0
                                                                             -----------       -----------      -----------

 Net increase in Net Assets from Operations                                  $   535,076       $   199,497      $    31,563
                                                                             ===========       ===========      ===========

* The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.

** The EAFE Equity Index Fund commenced operations on March 22, 1999.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                      Statements of Changes in Net Assets

                                                                S&P 500                  EAFE              Money Market
                                                            Equity Index Fund     Equity Index Fund            Fund
                                                            -----------------     -----------------     -----------------
                                                                  Period                Period                Period
                                                                   Ended                 Ended                 Ended
                                                              June 30, 1999*        June 30, 1999**       June 30, 1999*
                                                                (Unaudited)           (Unaudited)           (Unaudited)
                                                            -----------------     -----------------     -----------------
Operations:
   Net investment income                                           $   19,081           $   154,905            $   31,563
   Net realized gain/(loss) on investments and foreign
     currency transactions                                              6,112               (22,112)                    0
   Net change in unrealized appreciation on investments               509,883                66,704                     0
                                                            -----------------     -----------------     -----------------

   Net increase in net assets resulting from operations               535,076               199,497                31,563
                                                            -----------------     -----------------     -----------------
Distributions:
   Dividends to shareholders from net investment income                     0                     0               (31,563)
                                                            -----------------     -----------------     -----------------
   Net decrease in net assets resulting from
     distributions                                                            0                     0               (31,563)
                                                            -----------------     -----------------     -----------------

Capital Share Transactions:
   Proceeds from sale of shares                                        27,110                 4,169                38,253
   Shares issued in reinvestment of
     dividends and distributions                                            0                     0                24,368
   Cost of shares redeemed                                             (1,425)               (1,717)              (18,349)
                                                            -----------------     -----------------     -----------------
   Net increase in net assets resulting from capital
     share transactions                                                25,685                 2,452                44,272
                                                            -----------------     -----------------     -----------------
   Net increase in net assets                                         560,761               201,949                44,272
   Net assets at beginning of period                                5,000,000            20,000,000             2,000,000
                                                            =================     =================     =================

   Net assets at end of period
     (including undistributed net investment income of
     $19,081, $154,905, and $0, respectively)                      $5,560,761           $20,201,949            $2,044,272
                                                            =================     =================     =================

Capital Share Transactions:
   Shares sold                                                          2,665                   418                38,253
   Shares issued on reinvestment of dividends                               0                     0                24,368
   Shares repurchased                                                    (134)                 (170)              (18,349)
                                                            -----------------     -----------------     -----------------

   Net increase in shares from capital share transactions               2,531                   248                44,272
                                                            =================     =================     =================


* The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
**  The EAFE Equity Index Fund commenced operations on March 22, 1999.

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                             Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                S&P 500                    EAFE                Money Market
                                                           Equity Index Fund         Equity Index Fund             Fund
                                                         ----------------------    ----------------------  ----------------------
                                                                Period                     Period                 Period
                                                                 Ended                      Ended                  Ended
                                                            June 30, 1999*               June 30, 1999**       June 30, 1999*
                                                              (Unaudited)                 (Unaudited)            (Unaudited)
                                                         ----------------------    ----------------------  ----------------------
Net Asset Value, Beginning of Period                              $10.00                     $10.00                $ 1.00
                                                         ----------------------    ----------------------  ----------------------
Operations:
  Net investment income                                             0.04                       0.08                  0.02
  Net realized and unrealized gain/(loss) on investments            1.03                       0.02                  0.00
                                                         ----------------------    ----------------------  ----------------------
  Total from Investment Operations                                  1.07                       0.10                  0.02
                                                         ----------------------    ----------------------  ----------------------
Distributions to Shareholders:
  Dividends from net investment income                              0.00                       0.00                 (0.02)
                                                         ----------------------    ----------------------  ----------------------
  Total Distributions                                               0.00                       0.00                 (0.02)
                                                         ----------------------    ----------------------  ----------------------
Net Asset Value, End of Period                                    $11.07                     $10.10                $ 1.00
                                                         ======================    ======================  ======================
Total Return                                                       10.70%****                  1.00%****             1.54%

Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)                        $5,561                    $20,202                $2,044
  Ratio of Net Income to Average Net Assets
      Before expense reimbursement                                  0.83%***                   2.64%***              4.12%***
      After expense reimbursement                                   1.00%***                   2.81%***              4.29%***
  Ratio of Expenses to Average Net Assets
      Before expense reimbursement                                  0.72%***                   1.07%***            0.82%***
      After expense reimbursement                                   0.55%***                   0.90%***            0.65%***
  Portfolio Turnover Rate                                              1%                      0.13%                N/A

*     The S&P 500 Equity Index Fund and Money Market Fund commenced operations on February 19, 1999.
**    The EAFE Equity Index Fund commenced operations on March 22, 1999.
***   Annualized
****  Not annualized

                See accompanying notes to financial statements.

                          Sage Life Investment Trust
                   Notes to Financial Statements (Unaudited)
                                 June 30, 1999


1.   Summary of Significant Accounting Policies

The Sage Life Investment Trust (the "Trust") was organized as a Delaware business trust on January 9, 1998 and is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company. The Trust is a "series type" which issues separate series of stock, each of which represents a separate diversified portfolio of investments. The Trust is currently composed of three series: S&P 500 Equity Index Fund ("S&P 500 Fund"), EAFE Equity Index Fund ("EAFE Fund" and together with the S&P 500 Fund, the "Index Funds"), and the Money Market Fund (together with the Index Funds, the "Funds" and each individually, a "Fund"). The S&P 500 Fund and the Money Market Fund commenced investment operations on February 19, 1999. The EAFE
Fund commenced investment operations on March 22, 1999.   Shares of the Funds
are available to separate accounts funding certain variable annuity and variable life insurance contracts (the "Contract(s)") issued by various insurance companies (each an "Insurer" and collectively, the "Insurers") and to various pension and profit-sharing plans ("Retirement Plans").

The S&P 500 Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") before the deduction of fund expenses. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the S&P 500 Index.

The EAFE Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index ("EAFE Index") before the deduction of fund expenses. The EAFE Index is a market capitalization-weighted equity index. The Fund generally intends to allocate its investments among stocks in approximately the same proportions as they are represented in the EAFE Index.

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic financial and market analysis and investment judgement. Instead, the Index Funds utilize a "passive" or "indexing" investment approach and attempt to replicate the investment performance of their respective indexes through statistical procedures.

The Money Market Fund seeks to provide high current income consistent with the preservation of capital and liquidity. The Fund also intends to maintain a share price of $1.00. The Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, such as U.S. Government obligations, certificates of deposit, bankers' acceptances and commercial paper. The Fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements.
The Fund maintains an average dollar-weighted portfolio maturity of 90 days or less.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

                          Sage Life Investment Trust
                   Notes to Financial Statements (Unaudited)
                                 June 30, 1999

(A) Valuation: Each Fund calculates the price of its shares (also known as the "Net Asset Value" or "NAV") at the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) every day the NYSE is open for business.

For the Index Funds, NAV reflects the deduction of each of the Index Fund's liabilities from the total value of its assets - the market value of the securities it holds, plus its cash reserves - and dividing the result by the number of shares outstanding. Note that prices for securities that trade on foreign exchanges can change significantly on days when the NYSE is closed and a shareholder cannot buy or sell EAFE Fund shares. Such price changes in the securities the EAFE Index owns may ultimately affect the price of EAFE Fund shares when the NYSE reopens.

The Money Market Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant NAV of $1.00 per share. Under this method of valuation, the Money Market Fund values its portfolio securities at their cost at the time of purchase and not at market value, and amortizes that price over the life of the investment thus minimizing fluctuations in value due to interest rate changes or market conditions.

The Funds value their securities at the stated market value if price quotations are available. When price quotations for a particular security are not readily available, the Funds determine their value by the method that most accurately reflects their current worth based on procedures adopted by the Board of Trustees.

(B) Foreign currency: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at the rate of exchange prevailing when accrued.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation/(depreciation) on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

                          Sage Life Investment Trust
                   Notes to Financial Statements (Unaudited)
                                 June 30, 1999

(C) Federal Income Taxes: Each Fund will be treated as a separate entity for Federal income tax purposes. Each Fund expects to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As a regulated investment company each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore, does not anticipate incurring a Federal income tax liability.

(D) Securities Transactions and Investment Income: Investment transactions are recorded on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are reported as income when the Series identifies the dividend. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Trust uses for Federal income tax purposes. Purchases of securities under agreements to resell are carried at cost, and the related accrued interest is included in interest receivable.

(E) Dividends and Distributions to Shareholders: Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Index Fund distributes capital gains and income dividends annually and the Money Market Fund declares income dividends, if any, daily and pays them monthly. All dividends and capital gains distributions paid by a Fund will be automatically reinvested, at net asset value in that respective Fund.

(F) Risks Associated with Foreign Securities: The risks of investing in foreign securities include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in these countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Funds might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions. This may create substantial delays and settlement failures that could adversely affect a Fund's performance.

Adverse political, economic or social developments in the countries in which the Fund has invested could undermine the value of the Fund's investments or prevent the Fund from realizing their full value.

The currency of a country in which the Fund invests may fluctuate in value relative to the U.S. dollar, which could affect the value of the investment itself to U.S. investors.

                          Sage Life Investment Trust
                   Notes to Financial Statements (Unaudited)
                                 June 30, 1999

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

(G) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   Investment Advisory Fees and Other Transactions With Affiliates

Sage Advisors, Inc. ("Sage" or the "Manager") is the investment manager of the Funds. State Street Global Advisors ("State Street") is the investment adviser to the Index Funds and Conning Asset Management Company ("Conning," and together with State Street, the "Advisers" and each an "Adviser") is the investment adviser to the Money Market Fund. Sage pays all the Funds' expenses, except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including Fund counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. In order to compensate Sage for paying a substantial portion of the Funds' expenses, the Funds' management fee may be higher than the investment advisory fees paid by other investment companies. Most, if not all, such companies also pay for a portion of the non-investment advisory expenses that are not paid by such companies' investment advisers. Shares of the Funds are sold without an initial or contingent deferred sales charge to fund variable annuity contracts and variable life insurance policies and to various pension and profit-sharing plans. Sage has agreed to waive a portion of its management fees for the Funds' until April 30, 2000. With such waivers, the Funds' will pay the following management fees to Sage: S&P 500 Fund, 0.38% (0.55% without fee waivers and expense limitations); EAFE Fund, 0.73% (0.90% without fee waivers and expense limitations); Money Market Fund, 0.48% (0.65% without fee waivers and expense limitations).

3.   Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended June 30, 1999 were as follows:


                                         Purchases         Sales
S&P 500 Fund ..................        $ 4,996,511        $43,915
EAFE Fund......................         19,951,368         25,180
Money Market Fund..............                  0              0